Notes payable	12 Months Ended
Dec. 31, 2021
Notes payable
Notes payable

Note 11 – Notes payable

Notes payable consist of the following:

	December 31,
	2021	2020
Senior Secured Notes - 2026
Principal amount	$475,000	$—
Unamortized debt discount/Deferred financing	(47,547)	—
Net carrying amount	$427,453	$—

Term Loan Facility
Principal amount	$—	$300,000
Unamortized debt discount	—	(25,126)
Net carrying amount	$—	$274,874

Promissory Note – 2024
Principal amount	$—	$10,000
Interest accrued/Unamortized debt discount	—	(300)
Net carrying amount	$—	$9,700

Seller note payable	$6,858	$6,500
Other notes payable	1,778	427
Total other notes payable	$8,636	$6,927

Current portion of notes payable	$1,966	$6,500
Long term notes payable	434,123	285,001
Total notes payable	$436,089	$291,501

Financing Agreement – 2021

In August 2018, the Company issued $85,000 of senior secured debt (the “Financing Agreement – 2021”). The Company satisfied, in full, its obligations including early repayment fees of $9,920 under the Financing Agreement – 2021 in connection with and out of the proceeds from the Term Loan Facility (as defined below) in January 2020. The extinguishment of the loan under the Finance Agreement – 2021 was accounted for as a non-substantial modification to Financing Agreement – 2023, and accordingly, the early repayment fee was capitalized with the debt discount of the Term Loan Facility and was being amortized over the term of the Term Loan Facility.

Term Loan Facility

In January 2020, the Company closed on a senior secured term loan facility (“Term Loan Facility”) from a syndicate of lenders totaling $300,000. The Company satisfied its obligations in full under the Term Loan Facility in connection with, and out of the proceeds of the Senior Secured Notes – 2026 (as defined below) in December 2021. The retirement of the loan was accounted for as a non-substantial debt modification as it relates to the carryover lenders (as defined below). See further details below in Senior Secured Notes – 2026.

The Company recognized interest expense under the Term Loan Facility of $42,165 and $44,786 for the years ended December 31, 2021 and 2020, respectively, including interest expense related to the amortization of the debt discount of $6,653 and $6,184, respectively.

Promissory Note – 2024

In October 2020, the Company entered into a promissory note with a principal sum of $10,000 with Baldwin Holdings, LLC (“Promissory Note – 2024”) to replace the contingent liability incurred in connection with the Curaleaf, MA acquisition (Note 20 – Related party transactions) which was deemed completed in March 2020. The issue price of the Promissory Note – 2024 was equal to 97.00% of the principal amount of the Promissory Note – 2024 and the remaining $300 was treated as Original Issue Discount. The Company satisfied its obligations in full under the Promissory Note – 2024 in connection with, and out of the proceeds of the Senior Secured Notes – 2026 (as defined below). The retirement of the note was accounted for as a non-substantial debt modification as it relates to Baldwin Holdings, LLC, which was part of the carryover lenders (as defined below). See further details below in Senior Secured Notes – 2026.

The Company recognized interest expense under the Promissory Note – 2024 of $1,257 and $1,047 for the years ended December 31, 2021 and 2020, respectively.

Credit Facility – 2024

In January 2021, the Company entered into a $50,000 secured credit facility (the “Credit Agreement”) with a syndicate of lenders. The net proceeds from borrowings under the Credit Agreement were used to fund capital expenditures to support future growth initiatives, potential acquisitions, and for general corporate purposes. The Company satisfied its obligations in full under the Promissory Note – 2024 in connection with, and out of the proceeds of the Senior Secured Notes – 2026 (as defined below). The retirement of the facility was accounted for as a non-substantial debt modification as it relates to the carryover lenders (as defined below). See further details below in Senior Secured Notes – 2026.

The Company recognized interest expense and interest expense related to the amortization of the debt discount under the Credit Facility of $4,826 and $96, respectively for the year ended December 31, 2021.

Secured Promissory Notes – 2029

In January 2017, the Company entered into secured promissory notes (the “Secured Promissory Notes – 2029”) with certain individuals for an aggregate principal amount of $2,505.

The Secured Promissory Notes – 2029 accrued interest at a rate of 12% per annum on the first $224 and 14% per annum on the remaining balance. Principal and interest were due in full on May 1, 2029. This note was paid in full through two payments in 2020.

The Company recognized interest expense under the Secured Promissory Notes – 2029 of $115 for the year ended December 31, 2020.

Senior Secured Notes – 2026

In December 2021, the Company closed on a private placement of senior secured notes due 2026, for aggregate gross proceeds of $475,000 (“Senior Secured Notes – 2026”). The note indenture dated December 15, 2021 governing the Senior Secured Notes – 2026 (the “Note Indenture”) enables the Company to issue additional senior secured notes on an ongoing basis as needed, subject to maintaining leverage ratios and complying with other terms and conditions of the Note Indenture. The principal restrictions on incurring indebtedness include the requirement that a fixed charge coverage ratio of 2.5:1 and consolidated debt to consolidated EBITDA ratio of 4:1 be maintained when taking into account the incurrence of additional debt. The issue of additional Senior Secured Notes or other debt pari passu to the existing notes is permitted provided that the consolidated secured debt to consolidated EBITDA ratio of 3:1 is maintained when taking into account the incurrence of additional debt, and certain other conditions are met. The Company and certain of its guarantor subsidiaries are required to grant a first lien security interest in their respective assets to the trustee appointed under the Note Indenture, including assets acquired after the issue of the Notes, subject to limited exceptions. Despite the first lien granted to the holders of the Notes, the Note Indenture permits the Company to grant a more senior lien to secure up to $200,000 of additional financing from commercial banks, providing for revolving credit loans, provided that the interest rate applicable to such revolving credit loans shall be lower than the interest rate applicable to the Senior Secured Notes – 2026.

The Senior Secured Notes – 2026 bear interest on the unpaid principal amount at a rate of 8% per annum, compounded semi-annually and payable in arrears on June 15th and December 15th of each year during the term of the Senior Secured Notes – 2026; the first of which will be June 15, 2022.

The net proceeds from the Senior Secured Notes - 2026 were used to extinguish existing indebtedness related to the Credit Facility – 2024, Promissory Note – 2024, and the Term Loan Facility as described above with the remainder, after transaction fees of $4,883, to be used for acquisitions and general corporate purposes. As indicated above, the transaction was accounted for as a non-substantial debt modification as it relates to the lenders that had previously participated in the Term Loan Facility, Promissory Note – 2024, or the Credit Facility – 2024 and also participated in the Senior Secured Notes – 2026 (the “carryover lenders”). The non-substantial debt modification related to the carryover lenders resulted in the deferral of a debt discount and deferred financing costs of $47,848 that is being amortized over the life of the loan, as well as a gain of $32,898 related to recording a discount on the modified debt in order to adjust the carrying value to the net present value of the revised cash flows, which was partially offset by a loss related to prepayment penalties of $12,351. The extinguishment of the debt, related to lenders that did not carry over their debt, resulted in a loss of $20,703, which was comprised of $11,476 of prepayment penalties, as well as a $9,227 write-off of the remaining discount and deferred financing costs related to the extinguished debt. The net loss on the transaction was $156.

The Senior Secured Notes – 2026 may be redeemed early but are subject to a prepayment premium dependent on the loan year. Any redemption made before June 15, 2023 will incur a penalty of 8% and a maximum of 35% of the aggregate principal amount of notes issued under the Note Indenture (including any additional notes issued thereunder) may be redeemed with the net cash proceeds of one or more equity offerings that occurred within the prior 90 days. All or part of the outstanding Senior Secured Notes – 2026 may be redeemed between June 15, 2023 and June 14, 2024 with a premium of 4%; between June 15, 2024 and June 14, 2025 with a premium of 2%, or June 15, 2025 or after without a premium.

The Company recognized interest expense under the Senior Secured Notes – 2026 of $2,071 for the year ended December 31, 2021.

A copy of the Note Indenture is available on the Company’s SEDAR profile at www.sedar.com and on its EDGAR profile at www.sec.gov/edgar/shtml.

Seller note

At December 31, 2021, the Phyto acquisition seller note had an outstanding balance of $1,500, in addition to accrued interest. On December 30, 2021, the Company obtained a seller note related to the Scottsdale, AZ building purchase in the amount of $5,100 due December 2036. The seller note bears interest at a rate of 5% per annum.

During the year ended December 31, 2020, the Company paid certain notes payable in conjunction with the Emerald acquisition in the amount of $8,000, which included $5,000 and the accrued interest in January 2020 and the remaining $3,000 and accrued interest in May 2020. Remaining balance on the seller notes as of December 31, 2020 consisted of certain notes payable issued in conjunction with the Glendale acquisition of $5,000 and the Phyto acquisition in the amount of $1,500. The Company paid the seller note issued in conjunction with the Glendale acquisition during the year ended December 31, 2021.

Future maturities

As of December 31, 2021, future principal payments due under notes payable were as follows:

Period	Amount
2022	$1,966
2023	—
2024	—
2025	—
2026	475,000
2027 and thereafter	6,670
Total future debt obligations	$483,636

Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 21 – Fair value measurements and financial risk management.